American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio — Conservative
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,418,374	$71,202
Equity-income funds 33%
The Income Fund of America, Class R-6	11,215,389	267,375
Capital Income Builder, Class R-6	3,061,023	196,609
		463,984
Balanced funds 15%
American Balanced Fund, Class R-6	4,753,820	141,997
American Funds Global Balanced Fund, Class R-6	2,128,009	70,586
		212,583
Fixed income funds 47%
The Bond Fund of America, Class R-6	28,933,334	351,251
U.S. Government Securities Fund, Class R-6	10,661,067	140,833
American Funds Inflation Linked Bond Fund, Class R-6	8,102,113	85,477
American Funds Strategic Bond Fund, Class R-6	8,047,527	84,821
		662,382
Total investment securities 100% (cost: $1,398,609,000)		1,410,151
Other assets less liabilities 0%		(357)
Net assets 100%		$1,409,794
American Funds Retirement Income Portfolio Series — Page 1 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 5%
American Mutual Fund, Class R-6	$73,078	$5,091	$3,245	$(63)	$(3,659)	$71,202	$1,113	$2,239
Equity-income funds 33%
The Income Fund of America, Class R-6	286,215	30,989	24,351	(312)	(25,166)	267,375	6,934	10,480
Capital Income Builder, Class R-6	215,024	17,885	21,695	(164)	(14,441)	196,609	6,090	—
						463,984
Balanced funds 15%
American Balanced Fund, Class R-6	143,895	16,165	1,072	(131)	(16,860)	141,997	1,717	4,592
American Funds Global Balanced Fund, Class R-6	71,631	12,474	—	—	(13,519)	70,586	1,259	3,063
						212,583
Fixed income funds 47%
The Bond Fund of America, Class R-6	357,753	58,266	25,937	(2,385)	(36,446)	351,251	7,060	1,880
U.S. Government Securities Fund, Class R-6	142,191	15,646	6,936	(567)	(9,501)	140,833	2,911	—
American Funds Inflation Linked Bond Fund, Class R-6	70,598	23,505	2,747	(249)	(5,630)	85,477	3,111	—
American Funds Strategic Bond Fund, Class R-6	70,554	22,165	1,140	(64)	(6,694)	84,821	1,746	—
						662,382
Total 100%				$(3,935)	$(131,916)	$1,410,151	$31,941	$22,254
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 2 of 7

American Funds® Retirement Income Portfolio — Moderate
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,940,476	$101,138
American Mutual Fund, Class R-6	1,439,280	72,252
		173,390
Equity-income funds 38%
The Income Fund of America, Class R-6	14,480,940	345,226
Capital Income Builder, Class R-6	3,127,113	200,854
		546,080
Balanced funds 20%
American Balanced Fund, Class R-6	7,230,916	215,987
American Funds Global Balanced Fund, Class R-6	2,175,455	72,160
		288,147
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	13,856,349	129,834
American Funds Strategic Bond Fund, Class R-6	8,187,719	86,298
American Funds Inflation Linked Bond Fund, Class R-6	6,856,377	72,335
U.S. Government Securities Fund, Class R-6	5,444,875	71,927
The Bond Fund of America, Class R-6	5,919,872	71,867
		432,261
Total investment securities 100% (cost: $1,402,844,000)		1,439,878
Other assets less liabilities 0%		(382)
Net assets 100%		$1,439,496
American Funds Retirement Income Portfolio Series — Page 3 of 7

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$106,147	$23,320	$3,770	$(256)	$(24,303)	$101,138	$1,746	$5,376
American Mutual Fund, Class R-6	76,414	3,463	3,834	(21)	(3,770)	72,252	1,137	2,309
						173,390
Equity-income funds 38%
The Income Fund of America, Class R-6	375,284	27,186	24,159	(217)	(32,868)	345,226	8,963	13,652
Capital Income Builder, Class R-6	224,923	11,002	20,114	(74)	(14,883)	200,854	6,222	—
						546,080
Balanced funds 20%
American Balanced Fund, Class R-6	226,038	19,242	3,117	(331)	(25,845)	215,987	2,638	7,099
American Funds Global Balanced Fund, Class R-6	74,861	11,186	—	—	(13,887)	72,160	1,293	3,156
						288,147
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	120,287	31,037	3,167	(286)	(18,037)	129,834	3,938	934
American Funds Strategic Bond Fund, Class R-6	74,235	23,396	4,339	(327)	(6,667)	86,298	1,789	—
American Funds Inflation Linked Bond Fund, Class R-6	74,107	9,123	6,047	(248)	(4,600)	72,335	2,639	—
U.S. Government Securities Fund, Class R-6	74,708	7,196	4,808	(384)	(4,785)	71,927	1,494	—
The Bond Fund of America, Class R-6	74,978	8,412	3,611	(297)	(7,615)	71,867	1,448	386
						432,261
Total 100%				$(2,441)	$(157,260)	$1,439,878	$33,307	$32,912
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 4 of 7

American Funds® Retirement Income Portfolio — Enhanced
Investment portfolio
July 31, 2022
unaudited
Fund investments Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	2,358,516	$78,633
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,925,465	152,475
American Mutual Fund, Class R-6	1,523,652	76,487
		228,962
Equity-income funds 38%
The Income Fund of America, Class R-6	15,239,179	363,302
Capital Income Builder, Class R-6	3,286,394	211,085
		574,387
Balanced funds 25%
American Balanced Fund, Class R-6	10,178,809	304,041
American Funds Global Balanced Fund, Class R-6	2,277,984	75,561
		379,602
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	11,286,269	105,752
American High-Income Trust, Class R-6	8,070,851	76,431
American Funds Inflation Linked Bond Fund, Class R-6	7,205,835	76,022
		258,205
Total investment securities 100% (cost: $1,473,807,000)		1,519,789
Other assets less liabilities 0%		(372)
Net assets 100%		$1,519,417
American Funds Retirement Income Portfolio Series — Page 5 of 7

unaudited
Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6[1]	$79,901	$28,244	$3,105	$(64)	$(26,343)	$78,633	$—	$6,979
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	156,565	35,292	2,719	(135)	(36,528)	152,475	2,605	7,946
American Mutual Fund, Class R-6	78,613	4,693	2,879	(5)	(3,935)	76,487	1,187	2,390
						228,962
Equity-income funds 38%
The Income Fund of America, Class R-6	387,397	35,741	25,115	(356)	(34,365)	363,302	9,344	14,128
Capital Income Builder, Class R-6	231,954	15,485	20,624	(174)	(15,556)	211,085	6,482	—
						574,387
Balanced funds 25%
American Balanced Fund, Class R-6	310,706	33,214	3,319	(242)	(36,318)	304,041	3,667	9,825
American Funds Global Balanced Fund, Class R-6	77,228	12,907	—	—	(14,574)	75,561	1,349	3,255
						379,602
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	77,643	48,022	5,040	(414)	(14,459)	105,752	3,129	761
American High-Income Trust, Class R-6	77,510	9,433	2,170	(178)	(8,164)	76,431	3,008	—
American Funds Inflation Linked Bond Fund, Class R-6	77,120	10,947	6,884	(381)	(4,780)	76,022	2,747	—
						258,205
Total 100%				$(1,949)	$(195,022)	$1,519,789	$33,518	$45,284
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Retirement Income Portfolio Series — Page 6 of 7

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2022, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-825-0922O-S89750	American Funds Retirement Income Portfolio Series — Page 7 of 7